Document and Entity Information	6 Months Ended
	Jun. 30, 2013	Aug. 09, 2013
Document And Entity Information [Abstract]
Document Type	10-Q
Amendment Flag	false
Document Period End Date	Jun 30, 2013
Entity Registrant Name	XR Energy Inc.
Entity Central Index Key	0001535194
Entity Filer Category	Smaller Reporting Company
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q2
Entity Common Stock, Shares Outstanding		22,818,800

Balance Sheets (USD $)	Jun. 30, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 1,168	$ 1,253
Accrued commissions receivable		605
Total current assets	1,168	1,858
Total Assets	1,168	1,858
Current liabilities
Accounts payable and accrued expenses	8,456	6,968
Note payable - officer	22,500	5,000
Total current liabilities	30,956	11,968
Long-term liabilities
Due to officer	1,250	1,250
Total Liabilities	32,206	13,218
Stockholders' Equity
Common stock, $0.0001 par value; 100,000,000 shares authorized, 22,818,800 shares issued and outstanding as of June 30, 2013 and December 31,2012	2,282	2,282
Additional paid in capital	54,418	54,418
Accumulated deficit	(87,738)	(68,060)
Total Stockholders' Equity (Deficit)	(31,038)	(11,360)
Total Liabilities and Stockholders' Equity	$ 1,168	$ 1,858

Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Balance Sheets [Abstract]
Common Stock, par value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	22,818,800	22,818,800
Common stock, shares outstanding	22,818,800	22,818,800

Statements of Operations (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Statements of Operations [Abstract]
Revenues	$ 1,128	$ 2,298	$ 2,905	$ 3,743
Total revenues	1,128	2,298	2,905	3,743
General and administrative:
Professional fees	3,380	8,338	10,130	10,338
Transfer agent fees	722		10,222
Rent and utilities	525	525	1,050	1,050
Filing fees	297	471	594	471
Advertising and promotion				200
Corporate income taxes		405	29	430
Bank charges	54	25	120	25
Interest expense	256		438
Total operating expenses	5,234	9,764	22,583	12,514
Net profit (loss)	$ (4,106)	$ (7,466)	$ (19,678)	$ (8,771)
Net profit (loss) per share - basic and diluted	$ 0	$ 0	$ 0	$ 0
Weighted average shares outstanding: Basic and diluted	22,818,800	22,818,800	22,818,800	22,818,800

Statements of Stockholders' Equity (USD $)	Total	Common stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Balance at December 31, 2012 at Dec. 31, 2012	$ (11,360)	$ 2,282	$ 54,418	$ (68,060)
Balance at December 31, 2012,shares at Dec. 31, 2012	22,818,800	22,818,800
Net profit (loss) for the six months ended June 30, 2013	(19,678)			(19,678)
Balance at June 30, 2013 at Jun. 30, 2013	$ (31,038)	$ 2,282	$ 54,418	$ (87,738)
Balance at June 30, 2013, shares at Jun. 30, 2013	22,818,800	22,818,800

Statements of Cash Flows (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Cash Flows from Operating Activities:
Net Profit (Loss)	$ (19,678)	$ (8,771)
Changes in operating assets and liabilities:
Accrued commissions receivable	605
Prepaid consulting		(4,000)
Accounts payable and accrued expenses	1,488	1,050
Total adjustments	2,093	(2,950)
Net cash provided by (used in) operating activities	(17,585)	(11,721)
Cash Flows from Financing Activities:
Increase in note payable - related party	17,500
Net cash provided by financing activities	17,500
Net increase (decrease) in cash and cash equivalents	(85)	(11,721)
Cash and cash equivalents, beginning of the period	1,253	16,922
Cash and cash equivalents, end of the period	1,168	5,201
Interest and taxes paid:
Cash paid for interest expense
Cash paid for income taxes	$ 29	$ 430

Organization and Business Description	6 Months Ended
Jun. 30, 2013
Organization and Business Description [Abstract]
Organization and Business Description

(1)    Organization and Business Description

XR Energy, Inc. ("XR" or the "Company") was incorporated under the laws of the State of on August 31, 2009. XR offers energy consulting services to smaller sized middle market companies in the New York Metropolitan Area. The Company also earns a commission from the related utility, or Energy Service Company ("ESCO"), for energy supply brokered and sold to its customers.

Going Concern Uncertainty

The accompanying financial statements have been prepared in conformity with generally accepted accounting principles in the , which contemplates the Company continuing as a going concern. As of June 30, 2013, the Company had cash of $1,168 and a working capital deficit of $29,788. For the period August 31, 2009 (inception) through June 30, 2013, the Company had minimal revenues and a cumulative net loss of $87,738. These factors raise substantial doubt as to the ability of the Company to continue as a going concern. However, the Company plans to improve its financial condition by raising additional capital by selling shares of its common stock. Also, the Company plans to pursue new customers and acquisition prospects in order to attain profitable operations. However, there is no assurance that the Company will be successful in accomplishing these objectives. The financial statements do not include any adjustments that might be necessary should the Company be unable to continue as a going concern.

Interim Financial Statements	6 Months Ended
Jun. 30, 2013
Interim Financial Statements [Abstract]
Interim Financial Statements

(2)   Interim Financial Statements

The accompanying unaudited interim financial statements of XR Energy, Inc. (the "Company") have been prepared by management in accordance with accounting principles generally accepted in the for interim financial information and pursuant to rules and regulations of the Securities and Exchange Commission ("SEC").  Accordingly, they do not include all information and footnotes required by generally accepted accounting principles for annual audited financial statements. In the opinion of management, all adjustments considered necessary for a fair presentation have been included.

The results of operations for the six months ended June 30, 2013 are not necessarily indicative of the results to be expected for the year ending December 31, 2013. The accompanying unaudited interim financial statements should be read in conjunction with the Company's audited financial statements and notes related thereto for the years ended December 31, 2011 and 2012 included in our Form 10-K filed with the SEC.

Related Party Transactions	6 Months Ended
Jun. 30, 2013
Related Party Transactions [Abstract]
Related Party Transactions

(3)    Related Party Transactions

Included in Accounts Payable and Accrued Expenses at December 31, 2012 and June 30, 2013 is $6,300 and $7,350, respectively, due to a Company, which is owned by a founding shareholder and officer of XR, for rent and related costs for office space utilized by XR under a verbal month-to-month agreement.

Note Payable - Officer	6 Months Ended
Jun. 30, 2013
Note Payable - Officer [Abstract]
Note Payable - Officer

(4)    Note Payable - Officer

On May 10, 2012, the Company executed a Promissory Note payable to the Chief Executive Officer (the "Holder"). The Promissory Note provides that until May 10, 2013, upon two business days prior written notice to the Holder, the Company may borrow from the Holder, from time to time, any amount in increments of up to $5,000, provided that the aggregate principal amount outstanding under this note shall not exceed $25,000 and the Holder shall not be obligated to make any advances if an Event of Default has occurred and is continuing. The Promissory Note accrues interest at a rate of 5% per annum (default rate of 15% per annum) and is due no later than September 13, 2013, one year from the date the loan was first made. As of June 30, 2013, the Company has borrowed $22,500 and has accrued interest in the amount of $513 related to this Promissory Note.

Due To Officer	6 Months Ended
Jun. 30, 2013
Due to Officer [Abstract]
Due to Officer

(5)    Due To Officer

Due to Officer of $1,250 at June 30, 2013 and December 31, 2012 represents monies advanced to the Company by a major shareholder of the Company for the purpose of providing working capital for the business. The amount due is non-interest bearing and is payable on demand. The balance has been classified as a Long-term Liability because a demand for payment is not expected currently.

Commitments and Contingencies	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies [Abstract]
Commitments and Contingencies

(6)    Commitments and Contingencies

Rental Agreement

The Company rents office space from a related party (see Note 3) under a month-to-month agreement which provides for rent of $175 per month.

  Major Source of Revenue

One utility accounted for 100% of Commissions Revenue for the six months ended June 30, 2013 and 2012.

Conflicts of Interests

The Chief Executive Officer of the Company is currently involved in other business activities and may become involved in additional business opportunities in the future. As such, he may face a conflict in selecting between the Company and his other business interests. The Company has not formulated a policy for the resolution of such conflicts.

STOCKHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2013
STOCKHOLDERS' EQUITY [Abstract]
STOCKHOLDERS' EQUITY

  (7) - STOCKHOLDERS' EQUITY

The Company is authorized to issue up to 100,000,000 shares of its $0.0001 common stock.

At June 30, 2013 and December 31, 2012, there were 22,818,800 shares issued and outstanding.

During the six months ended June 30, 2013, the Company did not issue any shares of common stock.

SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2013
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

(8) - SUBSEQUENT EVENTS

In accordance with ASC 855, Subsequent Events, we have evaluated subsequent events through August __, 2013, the date of available issuance of these audited financial statements. During this period, we did not have any material recognizable subsequent events.

Organization and Business Description (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011
Organization and Business Description [Abstract]
Cash and cash equivalents	$ 1,168	$ 1,253	$ 5,201	$ 16,922
Working capital deficit	29,788
Cumulative net loss	$ 87,738	$ 68,060

Related Party Transactions (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Accounts payable and accrued expenses	$ 8,456	$ 6,968
Officer [Member]
Related Party Transaction [Line Items]
Accounts payable and accrued expenses	$ 7,350	$ 6,300

Note Payable - Officer (Details) (USD $)	6 Months Ended
Jun. 30, 2013
Note Payable - Officer [Abstract]
Note payable, initiation date	May 10, 2012
Note payable, expiration date	May 10, 2013
Note payable, maximum incremental borrowing	$ 5,000
Note payable, credit limit	25,000
Note payable, interest rate	5.00%
Note payable, default interest rate	15.00%
Note payable	22,500
Accrued interest	$ 513

Due To Officer (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Due to Officer [Abstract]
Due to officer	$ 1,250	$ 1,250

Commitments and Contingencies (Details) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Commitments and Contingencies [Abstract]
Rent commitment	$ 175
Percent of commissions revenue accounted for by one utility	100.00%	100.00%

STOCKHOLDERS' EQUITY (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
STOCKHOLDERS' EQUITY [Abstract]
Common stock, shares authorized	100,000,000	100,000,000
Common Stock, par value per share	$ 0.0001	$ 0.0001
Common stock, shares issued	22,818,800	22,818,800
Common stock, shares outstanding	22,818,800	22,818,800